Income Taxes - Reconciliation Between Statutory and Effective Tax Rates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Income Tax Reconciliation [Abstract]
Tax at country of domicile statutory rate	$ 0	$ (1,445)	$ (3,354)
Foreign earnings at other than country of domicile statutory rates	(2,612)	(5,985)	(339)
Unrecognized tax Benefits	6,374	2,503	3,853
Rate changes	(23)	(250)	17
Permanent items	4,156	5,668	14
Deferred tax true-ups	(11,109)	1,929	0
Valuation allowance	379	1,388	3,580
Total provision (benefit)	$ (2,835)	$ 3,808	$ 3,771
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate	0.00%	(12.50%)	(28.00%)
Foreign earnings at other than country of domicile statutory rates	4.10%	(50.60%)	(2.80%)
Unrecognized tax Benefits	(10.00%)	21.70%	32.20%
Rate changes	0.00%	(2.20%)	0.10%
Permanent items	(6.50%)	47.80%	0.10%
Deferred tax true-ups	17.30%	16.70%	0.00%
Valuation allowance	(0.60%)	12.00%	29.90%
Effective income tax rate	4.30%	32.90%	31.50%
Bailiwick of Jersey [Member]
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate	0.00%
Ireland [Member]
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate		12.50%